Segment Information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net sales	€ 17,180	€ 17,019	€ 36,126
Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	13,020	12,718
Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	7,618	8,404
Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	1,417	1,532
Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	496	431
Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	146	122
Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	154	161
Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	630	690
Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	509	766
Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	494	536
Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	5,402	4,314
Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	1,068	903
Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	368	363
Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	472	454
Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	413	396
Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	330	345
Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	271	237
Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	1,634	825
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	2,324	2,407
Consumer Healthcare | Allergy, Cough and Cold
Disclosure of geographical areas [line items]
Net sales	640	617
Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	635	641
Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	426	538
Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	308	300
Vaccines
Disclosure of geographical areas [line items]
Net sales	1,836	1,894
Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	1,059	988
Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	179	117
Europe
Disclosure of geographical areas [line items]
Net sales	4,345	4,451
Europe | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	3,347	3,393
Europe | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	2,232	2,421
Europe | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	281	306
Europe | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	188	167
Europe | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	56	63
Europe | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	12	20
Europe | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	298	385
Europe | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	67	70
Europe | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	57	66
Europe | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	1,115	972
Europe | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	231	204
Europe | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	125	128
Europe | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	193	195
Europe | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	98	90
Europe | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	0	0
Europe | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	92	87
Europe | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	174	83
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	717	741
Europe | Consumer Healthcare | Allergy, Cough and Cold
Disclosure of geographical areas [line items]
Net sales	177	184
Europe | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	271	275
Europe | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	167	175
Europe | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	62	67
Europe | Vaccines
Disclosure of geographical areas [line items]
Net sales	281	317
Europe | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	162	157
Europe | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	5	2
United States
Disclosure of geographical areas [line items]
Net sales	5,880	5,401	€ 12,756
United States | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	4,806	4,193
United States | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	1,458	1,647
United States | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	474	568
United States | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	143	139
United States | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	68	44
United States | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	135	135
United States | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	15	18
United States | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	5	0
United States | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	75	79
United States | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	3,348	2,546
United States | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	775	645
United States | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	90	88
United States | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	178	162
United States | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	206	199
United States | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	234	272
United States | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	123	101
United States | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	1,310	669
United States | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	583	599
United States | Consumer Healthcare | Allergy, Cough and Cold
Disclosure of geographical areas [line items]
Net sales	214	187
United States | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	98	93
United States | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	38	103
United States | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	23	19
United States | Vaccines
Disclosure of geographical areas [line items]
Net sales	491	609
United States | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	183	192
United States | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	13	4
Other countries
Disclosure of geographical areas [line items]
Net sales	6,955	7,167
Other countries | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	4,867	5,132
Other countries | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	3,928	4,336
Other countries | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	662	658
Other countries | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	165	125
Other countries | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	22	15
Other countries | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	7	6
Other countries | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	317	287
Other countries | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	437	696
Other countries | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	362	391
Other countries | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	939	796
Other countries | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	62	54
Other countries | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	153	147
Other countries | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	101	97
Other countries | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	109	107
Other countries | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	96	73
Other countries | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	56	49
Other countries | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	150	73
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,024	1,067
Other countries | Consumer Healthcare | Allergy, Cough and Cold
Disclosure of geographical areas [line items]
Net sales	249	246
Other countries | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	266	273
Other countries | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	221	260
Other countries | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	223	214
Other countries | Vaccines
Disclosure of geographical areas [line items]
Net sales	1,064	968
Other countries | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	714	639
Other countries | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	€ 161	€ 111